FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
4.	FAIR VALUE MEASUREMENTS

The carrying value and fair value of the Company’s financial instruments as of March 31, 2022 and December 31, 2021, respectively, are as follows:

	As of March 31, 2022
	(in thousands)
	Level 1	Level 2	Level 3	Total

	(unaudited)
Assets
Cash equivalents:
United States money market funds	$13,349	$—	$—	$13,349
Liabilities
Warrant liabilities - FPA warrants	$760	$—	$—	$760
Warrant liabilities - public warrants	$15,732	$—	$—	$15,732
Warrant liabilities - working capital warrants	$—	$—	$2,480	$2,480
Warrant liabilities - private warrants	$—	$—	$8,292	$8,292

	As of December 31, 2021
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
United States money market funds	$22,349	$—	$—	$22,349
Liabilities
Warrant liabilities - FPA warrants	$1,337	$—	$—	$1,337
Warrant liabilities - public warrants	$27,669	$—	$—	$27,669
Warrant liabilities - working capital warrants	$—	$—	$4,700	$4,700
Warrant liabilities - private warrants	$—	$—	$15,714	$15,714

As of March 31, 2022, there was no transfer from Level 2 to Level 3. As of December 31, 2021, transfers from Level 2 to Level 3 of the fair value hierarchy were $15.5 million for Private and Public Warrants.

The fair value of the above liability classified Public, Private, Working Capital and FPA Warrants have been measured based on the listed market price of such warrants on November 10, 2021. The FPA warrants and public warrants were valued using the public price as of March 31, 2022. The Private and Working Capital warrants were fair valued using the Black Scholes Option Pricing Model as of March 31, 2022. For the three months ended March 31, 2022, the Company recognized income in the condensed consolidated statement of operations resulting from a change in the fair value of warrants of approximately $22.2 million, presented as other income (expense) on the accompanying condensed consolidated statement of operations.